Restricted Cash	12 Months Ended
Mar. 31, 2026
Restricted Cash [Abstract]
RESTRICTED CASH

5. RESTRICTED CASH

Restricted cash represents term deposits in banks with original maturity exceeding three months. As of March 31, 2026, the restricted cash had term of less than six months and carried interest at annual rates ranging from 2.00% to 2.65% (March 31, 2025: 3.85% to 3.30%). As of March 31, 2026, HK$6,000,000 (US$765,306) (March 31, 2025: HK$16,048,967) was made as surety money for certain major construction projects while HK$6,000,000 (US$765,306) (March 31, 2025: HK$6,000,000 as mentioned in note (d) of Note 14) was made under the banking facilities as mentioned in note (e) of Note 14.